Schedule of concentration of risk (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	0.00%	42.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	35.00%	31.00%	1.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	27.00%	20.00%	56.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration percentage	22.00%	10.00%	0.00%